Transactions with Related Parties, Second Jelco Note (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 07, 2015
Convertible Promissory Notes [Abstract]
Principal amount outstanding				$ 185,509		$ 198,607
Accumulated Deficit [Abstract]
Amortization (Note 12)	$ 3,713	$ 4,339	$ 2,127
Jelco [Member] | Second Jelco Note [Member]
Convertible Promissory Notes [Abstract]
Applicable Limit	$ 24,665	24,665	21,165	24,665		$ 24,665	$ 6,765
Face amount				24,665
Drawdown request				3,500
Unpaid and accrued interest payable					$ 901
Interest rate	0.00%
Principal amount outstanding				$ 21,165
Applicable Limit [Abstract]
Beginning balance	$ 24,665	21,165
Additions		3,500
Ending balance	24,665	24,665	21,165
Debt Discount [Abstract]
Beginning balance	(21,165)	(21,165)
Additions		0
Ending balance	(21,165)	(21,165)	(21,165)
Accumulated Deficit [Abstract]
Beginning balance	4,162	2,207
Amortization (Note 12)	1,513	1,955
Ending balance	5,675	4,162	2,207
Debt [Abstract]
Beginning balance	4,162	2,207
Addition		0
Amortization (Note 12)	1,513	1,955
Ending balance	5,675	4,162	2,207
Additional Paid-in Capital [Abstract]
Beginning balance	21,165	21,165
Ending balance	$ 21,165	$ 21,165	$ 21,165
Notice period to prepay Jelco notes	5 days
Jelco [Member] | Second Jelco Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate	3 months
Margin on variable rate	5.00%
Jelco [Member] | Jelco Notes [Member]
Additional Paid-in Capital [Abstract]
Conversion price of convertible notes into common stock (in dollars per share)				$ 13.50